UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		March 31, 2016
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 96.1%
Basic Material - 2.6%
Chemical-Specialty-1.2%
2,200	Sherwin-Williams Co.	$626,274

Paper & Forest Product-1.4%
17,000	International Paper Co.	697,680

Capital Equipment - 2.8%
Aerospace & Defense-2.8%
6,000	General Dynamics Corp.	788,220
3,400	Northrop Grumman Corp.	672,860
		1,461,080

Consumer Cyclical - 9.2%
Consumer-Miscellaneous-1.2%
7,000	Harman International Industries, Inc.	623,280

Housing Related-1.4%
22,000	Masco Corp.	691,900

Leisure Service-4.7%
25,000	Hilton Worldwide Holdings, Inc.	563,000
7,000	Netflix, Inc. *	715,610
12,000	Wynn Resorts Ltd.	1,121,160
		2,399,770

Media-Radio/TV-1.9%
10,000	Walt Disney Co.	993,100

Consumer Staple - 3.3%
Beverage-Alcoholic-1.2%
4,000	Constellation Brands, Inc. - CL A	604,360

Beverage-Non-Alcoholic-1.1%
6,000	Dr Pepper Snapple Group, Inc.	536,520

Cosmetic & Personal Care-1.0%
6,500	Procter & Gamble Co.	535,015

Energy - 6.1%
Energy-1.3%
10,000	First Solar, Inc. *	684,700

Oil & Gas-Exploration & Production-3.0%
15,000	EOG Resources, Inc.	1,088,700
13,000	Newfield Exploration Co. *	432,250
		1,520,950

Oil & Gas-Integrated-1.1%
6,000	Chevron Corp.	572,400

Oil & Gas-Refining/Marketing-0.7%
10,000	Marathon Petroleum Corp.	371,800

Financial - 23.2%
Bank-Money Center-7.5%
80,000	Bank of America Corp.	1,081,600
20,000	Bank of New York Mellon Corp.	736,600
15,000	JPMorgan Chase & Co.	888,300
25,000	Wells Fargo & Co.	1,209,000
		3,915,500

Bank-Super Regional-1.6%
22,000	SunTrust Banks, Inc.	793,760

Brokerage & Investment Management-1.5%
27,000	Charles Schwab Corp.	756,540

Finance-Miscellaneous-6.2%
6,000	CME Group, Inc.	576,300
2,200	Intercontinental Exchange, Inc.	517,308
14,000	MasterCard, Inc. - CL A	1,323,000
10,000	Visa, Inc. - CL A	764,800
		3,181,408

Insurance-Accident & Health-1.1%
8,500	Aflac, Inc.	536,690

Insurance-Life-1.4%
10,000	Prudential Financial, Inc.	722,200

Insurance-Property & Casualty-3.9%
3,200	Everest Re Group Ltd.	631,776
20,000	Progressive Corp.	702,800
5,500	Travelers Companies, Inc.	641,905
		1,976,481

Healthcare - 10.7%
Healthcare-Biomedical/Genetic-2.5%
7,000	Celgene Corp. *	700,630
4,000	Thermo Fisher Scientific, Inc.	566,360
		1,266,990

Healthcare-Instrument-1.4%
1,200	Intuitive Surgical, Inc. *	721,260

Healthcare-Medical Supply-1.1%
6,500	Cardinal Health, Inc.	532,675

Healthcare-Patient Care-3.0%
4,000	Aetna, Inc.	449,400
4,000	Anthem, Inc.	555,960
7,000	HCA Holdings, Inc. *	546,350
		1,551,710

Healthcare-Product-2.7%
9,000	Edwards Lifesciences Corp. *	793,890
8,000	Medtronic, PLC	600,000
		1,393,890

Retail - 13.9%
Retail-Drug Store-1.2%
6,000	CVS Health Corp.	622,380

Retail-Major Chain-3.7%
4,000	Costco Wholesale Corp.	630,320
7,000	Target Corp.	575,960
10,000	Wal-Mart Stores, Inc.	684,900
		1,891,180

Retail-Restaurant-2.2%
5,000	McDonald's Corp.	628,400
8,500	Starbucks Corp.	507,450
		1,135,850

Retail-Specialty-6.8%
2,500	Amazon.com, Inc. *	1,484,100
900	AutoZone, Inc. *	717,021
5,000	Home Depot, Inc.	667,150
2,200	O'Reilly Automotive, Inc. *	602,052
		3,470,323

Technology - 18.9%
Computer Data Storage-2.1%
10,000	Apple, Inc.	1,089,900

Computer-Service-1.2%
9,800	Cognizant Technology Solutions Corp. - CL A *	614,460

Computer-Software-2.7%
15,000	Microsoft Corp.	828,450
7,500	salesforce.com, Inc. *	553,725
		1,382,175

Electronic-Instrumentation-1.2%
6,500	Danaher Corp.	616,590

Internet-6.9%
1,800	Alphabet, Inc. - CL C *	1,340,910
10,000	Facebook, Inc. - CL A *	1,141,000
62,000	Twitter, Inc. *	1,026,100
		3,508,010

Office-Equipment-1.5%
11,000	Avery Dennison Corp.	793,210

Telecommunication Equipment-1.0%
6,500	Harris Corp.	506,090

Telecommunication Service-2.3%
15,000	T-Mobile US, Inc. *	574,500
11,000	Verizon Communications, Inc.	594,880
		1,169,380

Transportation - 5.4%
Airline-3.8%
14,000	Delta Air Lines, Inc.	681,520
15,000	Southwest Airlines Co.	672,000
10,000	United Continental Holdings, Inc. *	598,600
		1,952,120

Railroad-1.6%
10,000	Union Pacific Corp.	795,500

Total Common Stocks (Cost $43,645,186)		49,215,101

MONEY MARKET FUNDS - 7.6%
3,904,416	STIT - Liquid Assets Portfolio, Institutional Class, 0.453% ^	3,904,416
Total Money Market Funds (Cost $3,904,416)		3,904,416

	Total Investments (Cost $47,549,602) (a) - 103.7%	53,119,517
	Liabilities in Excess of Other Assets - (3.7)%	(1,918,906)
	TOTAL NET ASSETS - 100.0%	$51,200,611

(a)
Cost for book purposes is approximately $47,549,602. The approximate aggregate gross unrealized appreciation is $7,114,994, and the approximate aggregate gross unrealized depreciation is $1,545,079, resulting in net unrealized appreciation of $5,569,915. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2016.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$49,215,101	$-	$-	$49,215,101
Money Market Funds	3,904,416	-	-	3,904,416
Total Investments	$53,119,517	$-	$-	$53,119,517

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (Unaudited)	March 31, 2016
Monetta Young Investor Fund
NUMBER OF SHARES	VALUE

COMMON STOCKS - 44.0%
Basic Material - 1.1%
Chemical-Specialty-1.1%
4,500	Sherwin-Williams Co.	$1,281,015

Capital Equipment - 0.8%
Aerospace & Defense-0.8%
5,000	Northrop Grumman Corp.	989,500

Consumer Cyclical - 4.6%
Apparel Manufacturing-1.0%
20,000	NIKE, Inc. - CL B	1,229,400

Leisure Service-2.4%
11,200	Netflix, Inc. *	1,144,976
18,000	Wynn Resorts Ltd.	1,681,740
		2,826,716

Media-Radio/TV-1.2%
14,000	Walt Disney Co.	1,390,340

Consumer Staple - 1.5%
Beverage-Non-Alcoholic-0.7%
9,800	Dr Pepper Snapple Group, Inc.	876,316

Cosmetic & Personal Care-0.8%
11,000	Procter & Gamble Co.	905,410

Energy - 3.1%
Oil & Gas-Exploration & Production-0.9%
15,000	EOG Resources, Inc.	1,088,700

Oil & Gas-Integrated-2.2%
17,000	Chevron Corp.	1,621,800
12,000	Exxon Mobil Corp.	1,003,080
		2,624,880

Financial - 9.1%
Bank-Money Center-4.6%
100,000	Bank of America Corp.	1,352,000
38,000	Bank of New York Mellon Corp.	1,399,540
25,000	JPMorgan Chase & Co.	1,480,500
25,000	Wells Fargo & Co.	1,209,000
		5,441,040

Finance-Miscellaneous-2.0%
25,000	MasterCard, Inc. - CL A	2,362,500

Insurance-Property & Casualty-2.5%
38,000	Progressive Corp.	1,335,320
14,000	Travelers Companies, Inc.	1,633,940
		2,969,260

Healthcare - 6.5%
Healthcare-Biomedical/Genetic-0.8%
9,500	Celgene Corp. *	950,855

Healthcare-Instrument-1.0%
2,000	Intuitive Surgical, Inc. *	1,202,100

Healthcare-Patient Care-3.7%
9,000	Aetna, Inc.	1,011,150
15,000	HCA Holdings, Inc. *	1,170,750
17,000	UnitedHealth Group, Inc.	2,191,300
		4,373,200

Healthcare-Product-1.0%
13,000	Edwards Lifesciences Corp. *	1,146,730

Retail - 7.8%
Retail-Major Chain-1.9%
5,300	Costco Wholesale Corp.	835,174
20,000	Wal-Mart Stores, Inc.	1,369,800
		2,204,974

Retail-Restaurant-2.0%
12,000	McDonald's Corp.	1,508,160
15,000	Starbucks Corp.	895,500
		2,403,660

Retail-Specialty-3.9%
4,500	Amazon.com, Inc. *	2,671,380
15,000	Home Depot, Inc.	2,001,450
		4,672,830

Technology - 6.4%
Computer Data Storage-1.4%
15,000	Apple, Inc.	1,634,850

Computer-Software-0.9%
20,000	Microsoft Corp.	1,104,600

Internet-4.1%
2,500	Alphabet, Inc. - CL C *	1,862,375
15,000	Facebook, Inc. - CL A *	1,711,500
75,000	Twitter, Inc. *	1,241,250
		4,815,125

Transportation - 3.1%
Airline-2.1%
24,000	Delta Air Lines, Inc.	1,168,320
30,000	Southwest Airlines Co.	1,344,000
		2,512,320

Railroad-1.0%
14,000	Union Pacific Corp.	1,113,700

Total Common Stocks (Cost $45,035,972)		52,120,021

EXCHANGE TRADED FUNDS - 50.7%
70,000	iShares Core S&P 500	14,465,500
120,000	Schwab Strategic Trust Large-Cap	5,860,800
55,000	SPDR S&P 500 Trust	11,305,800
69,000	Vanguard Growth	7,345,050
76,000	Vanguard Large-Cap	7,144,760
37,000	Vanguard S&P 500	6,976,720
83,000	Vanguard Value	6,838,370
Total Exchange Traded Funds (Cost $46,915,921)		59,937,000

MONEY MARKET FUNDS - 5.2%
6,140,182	STIT - Liquid Assets Portfolio, Institutional Class, 0.453%^	6,140,182
Total Money Market Funds (Cost $6,140,182)		6,140,182

	Total Investments (Cost $98,092,075) - 99.9%	118,197,203
	Other Net Assets Less Liabilities - 0.1%	120,314
	TOTAL NET ASSETS - 100.00%	$118,317,517

(a)
Cost for book purposes is approximately $98,092,075. The approximate aggregate gross unrealized appreciation is $21,760,552, and the approximate aggregate gross unrealized depreciation is $1,655,424, resulting in net unrealized appreciation of $20,105,128. Because tax adjustments are calculated annually, the stated amounts do not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

*	Non Income Producing.
^	Rate shown is the seven day effective yield at March 31, 2016.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2016, the Fund's investments in securities were classified as follows:

Level 1	Level 2	Level 3	Total Fair Value
Exchange Traded Funds	$59,937,000	$-	$-	$59,937,000
Common Stocks	52,120,021	-	-	52,120,021
Money Market Funds	6,140,182	-	-	6,140,182
Total Investments	$118,197,203	$-	$-	$118,197,203

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Monetta Trust

By (Signature and Title)   /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date   4/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert S. Bacarella
Robert S. Bacarella, Chief Executive Officer

Date   4/22/2016

By (Signature and Title)*     /s/ Robert J. Bacarella
Robert J. Bacarella, Chief Financial Officer

Date   4/22/2016

* Print the name and title of each signing officer under his or her signature.